INVESTMENTS - Schedule of Investment at Fair Value Through Profit or Loss Footnotes (Details) S/ in Millions, Bs. in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 BOB (Bs.)	Dec. 31, 2024 BOB (Bs.)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 USD ($)
In Peru
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	33.30%	33.20%
United States of America
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	41.10%	42.20%
Colombia
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	3.30%	3.60%
Other Countries
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	18.40%	21.00%
Chile
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	3.90%
Boliviano | Participation in RAL Funds
Disclosure of financial assets [line items]
Estimated fair value	Bs. 303.1	Bs. 725.5	S/ 121.1		S/ 398.1
U.S. Dollar | Participation in RAL Funds
Disclosure of financial assets [line items]
Estimated fair value			S/ 4.3	$ 1.3	S/ 34.4	$ 9.1
Investment funds | In Peru
Disclosure of financial assets [line items]
Percentage of financial assets	62.40%	59.60%	62.40%	62.40%	59.60%	59.60%
Investment funds | United States of America
Disclosure of financial assets [line items]
Percentage of financial assets	21.30%	27.50%	21.30%	21.30%	27.50%	27.50%
Investment funds | Colombia
Disclosure of financial assets [line items]
Percentage of financial assets	11.20%	9.50%	11.20%	11.20%	9.50%	9.50%
Investment funds | Other Countries
Disclosure of financial assets [line items]
Percentage of financial assets	5.10%	3.40%	5.10%	5.10%	3.40%	3.40%
Mutual funds | Other Countries
Disclosure of financial assets [line items]
Percentage of mutual fund	6.50%	11.70%	6.50%	6.50%	11.70%	11.70%
Mutual funds | Bolivia
Disclosure of financial assets [line items]
Percentage of mutual fund	43.20%	63.30%	43.20%	43.20%	63.30%	63.30%
Mutual funds | Chile
Disclosure of financial assets [line items]
Percentage of mutual fund	27.90%		27.90%	27.90%
Mutual funds | Ireland
Disclosure of financial assets [line items]
Percentage of mutual fund	11.30%	12.50%	11.30%	11.30%	12.50%	12.50%
Mutual funds | Luxembourg
Disclosure of financial assets [line items]
Percentage of mutual fund	11.10%	12.50%	11.10%	11.10%	12.50%	12.50%
Corporate bonds | In Peru
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	21.20%	30.60%
Corporate bonds | United States of America
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	5.60%
Corporate bonds | Colombia
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	40.60%	15.70%
Corporate bonds | Other Countries
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	14.80%	18.10%
Corporate bonds | Chile
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	9.80%	23.90%
Corporate bonds | Brazil
Disclosure of financial assets [line items]
Percentage of corporate bonds issued	8.00%	11.70%